Segmentation of key figures	6 Months Ended
Jun. 30, 2018
Disclosure of operating segments [abstract]
Segmentation of key figures
9. Segmentation of key figures
The businesses of Novartis are divided operationally on a worldwide basis into three identified reporting segments, Innovative Medicines, Sandoz and Alcon. In addition, we separately report Corporate activities.
Reporting segments are presented in a manner consistent with the internal reporting to the chief operating decision maker which is the Executive Committee of Novartis. The reporting segments are managed separately because they each research, develop, manufacture, distribute and sell distinct products that require differing marketing strategies.
The Executive Committee of Novartis is responsible for allocating resources and assessing the performance of the reporting segments.
Following the internal reorganization, announced on October 24, 2017 and January 24, 2018, which was effective as of January 1, 2018, the reporting of the financial results of the reporting segments Innovative Medicines and Alcon have been adapted. The restatements reflect, in all years presented, the transfers of the Innovative Medicine Division ophthalmic over the counter products, together with a small portfolio of surgical diagnostics products to the Alcon Division. In order to comply with International Financial Reporting Standards (IFRS), Novartis has restated its consolidated income statement and balance sheet disclosures by segment to reflect this internal reorganization. This restatement had no impact on the reported financial results of the Sandoz Division, Corporate or the total Group.
Innovative Medicines researches, develops, manufactures, distributes and sells patented prescription medicines. The Innovative Medicines Division is organized into two global business units: Novartis Oncology, which consists of the global business franchise Oncology and Novartis Pharmaceuticals, which consists of the global business franchises Ophthalmology, Neuroscience, Immunology, Hepatology and Dermatology, Respiratory, Cardio-Metabolic and Established Medicines.
Sandoz develops, manufactures, distributes and sells prescription medicines, as well as pharmaceutical active substances, that are not protected by valid and enforceable third-party patents. Sandoz is organized globally in three franchises: Retail Generics, Anti-Infectives and Biopharmaceuticals. In Retail Generics, Sandoz develops, manufactures and markets active ingredients and finished dosage forms of pharmaceuticals to third parties. Retail Generics includes the areas of dermatology, respiratory, oncology, ophthalmics, cardiovascular, metabolism, central nervous system, pain, gastrointestinal, and hormonal therapies, as well as finished dosage form anti-infectives sold to third parties. In Anti- Infectives, Sandoz manufactures active pharmaceutical ingredients and intermediates, mainly antibiotics, for internal use by Retail Generics and for sale to third party customers. In Biopharmaceuticals, Sandoz develops, manufactures and markets protein or other biotechnology-based products, including biosimilars, and provides biotechnology manufacturing services to other companies.
Alcon researches, discovers, develops, manufactures, distributes and sells eye care products. Alcon is the global leader in eye care with product offerings in eye care devices and vision care. Alcon is organized into two global business franchises: Surgical and Vision Care. The Surgical franchise includes technologies and devices for cataract, retinal, glaucoma and refractive surgery, as well as intraocular lenses to treat cataract and refractive errors, like presbyopia and astigmatism. Alcon also provides viscoelastics, surgical solutions, surgical packs, and other disposable products for cataract and vitreoretinal surgery. The Vision Care franchise comprises daily disposable, monthly replacement, and color-enhancing contact lenses, a complete line of contact lens care products including multi-purpose and hydrogen-peroxide based solutions, rewetting drops and daily protein removers as well as a range of over-the-counter dry eye, eye allergy relievers and ocular vitamin products.
The divisions are supported by Novartis Institute for BioMedical Research, Global Drug Development, Novartis Technical Operations and Novartis Business Services. Corporate activities include Group headquarter functions and items that are not specific to one segment. Further details are provided in Note 3 to the Consolidated Financial Statements of the Annual Report 2017.
Segmentation – Consolidated income statement – Second quarter
	Innovative Medicines		Sandoz		Alcon		Corporate (including eliminations)		Group

(USD millions)	Q2 2018	Q2 2017 restated [1]	Q2 2018	Q2 2017	Q2 2018	Q2 2017 restated [1]	Q2 2018	Q2 2017	Q2 2018	Q2 2017

Net sales to third parties	8 876	8 084	2 463	2 451	1 819	1 707			13 158	12 242

Sales to other segments	177	157	34	35		1	-211	-193

Net sales	9 053	8 241	2 497	2 486	1 819	1 708	-211	-193	13 158	12 242

Other revenues	285	220	6	9		1	3	22	294	252

Cost of goods sold	-2 359	-2 162	-1 404	-1 415	-939	-895	225	214	-4 477	-4 258

Gross profit	6 979	6 299	1 099	1 080	880	814	17	43	8 975	8 236

Selling, General & Administration	-2 778	-2 496	-593	-524	-698	-649	-124	-137	-4 193	-3 806

Research & Development	-1 931	-1 739	-195	-195	-150	-128			-2 276	-2 062

Other income	297	272	127	41	62	7	57	160	543	480

Other expense	-315	-309	-110	-72	-29	-15	-111	-172	-565	-568

Operating income	2 252	2 027	328	330	65	29	-161	-106	2 484	2 280

as % of net sales	25.4%	25.1%	13.3%	13.5%	3.6%	1.7%			18.9%	18.6%

Income from associated companies		-1	4	21			5 928	195	5 932	215

Interest expense									-244	-192

Other financial income and expense, net									47	12

Income before taxes									8 219	2 315

Taxes									-451	-336

Net income									7 768	1 979

[1] Restated to reflect the product transfers between Innovative Medicines and Alcon divisions announced on October 24, 2017 and January 24, 2018.

Segmentation – Consolidated income statement – First half
	Innovative Medicines		Sandoz		Alcon		Corporate (including eliminations)		Group

(USD millions)	H1 2018	H1 2017 restated [1]	H1 2018	H1 2017	H1 2018	H1 2017 restated [1]	H1 2018	H1 2017	H1 2018	H1 2017

Net sales to third parties	17 274	15 602	4 980	4 881	3 598	3 298			25 852	23 781

Sales to other segments	345	331	91	62	3	2	-439	-395

Net sales	17 619	15 933	5 071	4 943	3 601	3 300	-439	-395	25 852	23 781

Other revenues	508	437	10	19		1	11	41	529	498

Cost of goods sold	-4 632	-4 230	-2 802	-2 805	-1 859	-1 763	461	435	-8 832	-8 363

Gross profit	13 495	12 140	2 279	2 157	1 742	1 538	33	81	17 549	15 916

Selling, General & Administration	-5 333	-4 782	-1 195	-1 033	-1 337	-1 254	-251	-209	-8 116	-7 278

Research & Development	-3 714	-3 600	-394	-381	-288	-250			-4 396	-4 231

Other income	508	557	240	51	81	21	121	296	950	925

Other expense	-569	-608	-193	-121	-43	-28	-251	-373	-1 056	-1 130

Operating income	4 387	3 707	737	673	155	27	-348	-205	4 931	4 202

as % of net sales	25.4%	23.8%	14.8%	13.8%	4.3%	0.8%			19.1%	17.7%

Income from associated companies		-1	4	22			6 080	409	6 084	430

Interest expense									-468	-372

Other financial income and expense, net									81	2

Income before taxes									10 628	4 262

Taxes									-832	-618

Net income									9 796	3 644

[1] Restated to reflect the product transfers between Innovative Medicines and Alcon divisions announced on October 24, 2017 and January 24, 2018.

Segmentation – Additional balance sheet disclosure
	Innovative Medicines		Sandoz		Alcon		Corporate (including eliminations)		Group

(USD millions)	Jun 30, 2018	Dec 31, 2017 restated [1]	Jun 30, 2018	Dec 31, 2017	Jun 30, 2018	Dec 31, 2017 restated [1]	Jun 30, 2018	Dec 31, 2017	Jun 30, 2018	Dec 31, 2017

Net operating assets	54 529	41 200	14 622	14 772	21 185	21 539			96 111	93 274

Included in net operating assets are:
Property, plant & equipment	10 496	10 857	2 393	2 525	2 426	2 403	642	679	15 957	16 464

Goodwill	18 186	14 637	8 078	8 210	8 895	8 895	8	8	35 167	31 750

Intangible assets other than goodwill [2]	25 709	15 517	2 528	2 783	8 202	8 698	3 004	2 999	39 443	29 997

[1] Restated to reflect the product transfers between Innovative Medicines and Alcon divisions announced on October 24, 2017 and January 24, 2018.
[2] Corporate includes the Alcon brand name of USD 2 980 million.
Segmentation – Net sales by region [1] – Second quarter
	Q2 2018	Q2 2017 restated [2]	% change		Q2 2018	Q2 2017

	USD m	USD m	USD	cc [3]	% of total	% of total

Innovative Medicines

Europe	3 112	2 727	14	8	35	34

US	3 023	2 786	9	9	34	34

Asia/Africa/Australasia	2 060	1 916	8	5	23	24

Canada and Latin America	681	655	4	12	8	8

Total	8 876	8 084	10	8	100	100

Of which in Established Markets	6 663	6 066	10	6	75	75

Of which in Emerging Growth Markets	2 213	2 018	10	11	25	25

Sandoz

Europe	1 237	1 096	13	7	50	45

US	692	820	-16	-16	28	33

Asia/Africa/Australasia	341	340	0	-2	14	14

Canada and Latin America	193	195	-1	1	8	8

Total	2 463	2 451	0	-2	100	100

Of which in Established Markets	1 812	1 800	1	-3	74	73

Of which in Emerging Growth Markets	651	651	0	1	26	27

Alcon

Europe	461	432	7	1	25	25

US	750	712	5	5	41	42

Asia/Africa/Australasia	449	409	10	7	25	24

Canada and Latin America	159	154	3	8	9	9

Total	1 819	1 707	7	5	100	100

Of which in Established Markets	1 376	1 300	6	4	76	76

Of which in Emerging Growth Markets	443	407	9	9	24	24

Group

Europe	4 810	4 255	13	7	37	35

US	4 465	4 318	3	3	34	35

Asia/Africa/Australasia	2 850	2 665	7	4	22	22

Canada and Latin America	1 033	1 004	3	9	7	8

Total	13 158	12 242	7	5	100	100

Of which in Established Markets	9 851	9 166	7	4	75	75

Of which in Emerging Growth Markets	3 307	3 076	8	9	25	25

[1] Net sales from operations by location of third party customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

[2] Restated to reflect the product transfers between Innovative Medicines and Alcon divisions, announced on October 24, 2017 and January 24, 2018. This restatement had no impact on Sandoz or total Group.

[3] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 54.
Segmentation – Net sales by region [1] – First half
	H1 2018	H1 2017 restated [2]	% change		H1 2018	H1 2017

	USD m	USD m	USD	cc [3]	% of total	% of total

Innovative Medicines

Europe	6 204	5 312	17	7	36	34

US	5 675	5 267	8	8	33	34

Asia/Africa/Australasia	4 049	3 753	8	4	23	24

Canada and Latin America	1 346	1 270	6	11	8	8

Total	17 274	15 602	11	7	100	100

Of which in Established Markets	12 873	11 656	10	5	75	75

Of which in Emerging Growth Markets	4 401	3 946	12	10	25	25

Sandoz

Europe	2 529	2 165	17	7	51	44

US	1 400	1 684	-17	-17	28	35

Asia/Africa/Australasia	664	660	1	-3	13	14

Canada and Latin America	387	372	4	5	8	7

Total	4 980	4 881	2	-3	100	100

Of which in Established Markets	3 668	3 601	2	-4	74	74

Of which in Emerging Growth Markets	1 312	1 280	3	0	26	26

Alcon

Europe	944	849	11	2	26	26

US	1 462	1 382	6	6	41	42

Asia/Africa/Australasia	879	772	14	9	24	23

Canada and Latin America	313	295	6	8	9	9

Total	3 598	3 298	9	6	100	100

Of which in Established Markets	2 718	2 531	7	4	76	77

Of which in Emerging Growth Markets	880	767	15	12	24	23

Group

Europe	9 677	8 326	16	6	37	35

US	8 537	8 333	2	2	33	35

Asia/Africa/Australasia	5 592	5 185	8	4	22	22

Canada and Latin America	2 046	1 937	6	9	8	8

Total	25 852	23 781	9	5	100	100

Of which in Established Markets	19 259	17 788	8	3	74	75

Of which in Emerging Growth Markets	6 593	5 993	10	8	26	25

[1] Net sales from operations by location of third party customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

[2] Restated to reflect the product transfers between Innovative Medicines and Alcon divisions, announced on October 24, 2017 and January 24, 2018. This restatement had no impact on Sandoz or total Group.

[3] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 54.
Segmentation – Net sales by business franchise
Innovative Medicines net sales by business franchise – Second quarter
	Q2 2018	Q2 2017 restated [1]	% change	% change
	USD m	USD m	USD	cc [4]

Oncology
Tasigna	488	463	5	4

Gleevec/Glivec	416	506	-18	-20

Sandostatin	399	404	-1	-2

Afinitor/Votubia	408	385	6	5

Tafinlar + Mekinist	284	216	31	28

Exjade/Jadenu	289	267	8	6

Promacta/Revolade	292	210	39	38

Jakavi	239	186	28	24

Votrient	219	204	7	6

Kisqali	59	8	nm	nm

Lutathera	24	0	nm	nm

Kymriah	16	0	nm	nm

Other	300	225	33	31

Total Oncology business unit	3 433	3 074	12	10

Ophthalmology
Lucentis	515	477	8	4

Travoprost Group	134	142	-6	-7

Topical Olopatadine Group	58	76	-24	-25

Other	473	491	-4	-4

Total Ophthalmology	1 180	1 186	-1	-3

Neuroscience
Gilenya	866	837	3	1

Other	23	27	-15	-21

Total Neuroscience	889	864	3	1

Immunology, Hepatology and Dermatology
Cosentyx	701	490	43	40

Ilaris	132	98	35	34

Other	0	1	-100	-100

Total Immunology, Hepatology and Dermatology	833	589	41	39

Respiratory
Ultibro Breezhaler	116	99	17	11

Seebri Breezhaler	39	36	8	2

Onbrez Breezhaler	27	28	-4	-6

Subtotal COPD[2] portfolio	182	163	12	6

Xolair [3]	261	226	15	12

Other	6	4	50	30

Total Respiratory	449	393	14	9

Cardio-Metabolic
Entresto	239	110	117	113

Other	6	3	100	52

Total Cardio-Metabolic	245	113	117	111

Established Medicines
Galvus Group	332	310	7	7

Diovan Group	244	240	2	0

Exforge Group	250	239	5	2

Neoral/Sandimmun(e)	120	123	-2	-6

Voltaren/Cataflam	114	109	5	4

Zortress/Certican	115	100	15	12

Other	672	744	-10	-11

Total Established Medicines	1 847	1 865	-1	-2

Total Pharmaceuticals business unit	5 443	5 010	9	6

Total Division net sales	8 876	8 084	10	8

[1] Restated to reflect the product transfers between Innovative Medicines and Alcon divisions announced on October 24, 2017 and January 24, 2018.
[2] Chronic Obstructive Pulmonary Disease
[3] Net sales reflect Xolair sales for all indications (e.g. including Xolair SAA and Xolair CSU, which is managed by the Immunology, Hepatology and Dermatology franchise).
[4] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 54.

nm = not meaningful
Innovative Medicines net sales by business franchise – First half
	H1 2018	H1 2017 restated [1]	% change	% change
	USD m	USD m	USD	cc [4]

Oncology
Tasigna	954	874	9	6

Gleevec/Glivec	808	1 050	-23	-26

Sandostatin	799	789	1	-1

Afinitor/Votubia	783	729	7	5

Tafinlar + Mekinist	551	403	37	31

Exjade/Jadenu	550	514	7	4

Promacta/Revolade	549	385	43	39

Jakavi	473	348	36	27

Votrient	433	382	13	10

Kisqali	103	15	nm	nm

Lutathera	30	0	nm	nm

Kymriah	28	0	nm	nm

Other	563	441	28	22

Total Oncology business unit	6 624	5 930	12	8

Ophthalmology
Lucentis	1 035	922	12	5

Travoprost Group	258	290	-11	-14

Topical Olopatadine Group	154	176	-13	-15

Other	890	945	-6	-8

Total Ophthalmology	2 337	2 333	0	-4

Neuroscience
Gilenya	1 687	1 559	8	5

Other	43	51	-16	-21

Total Neuroscience	1 730	1 610	7	4

Immunology, Hepatology and Dermatology
Cosentyx	1 281	900	42	38

Ilaris	258	180	43	40

Other	0	1	-100	-100

Total Immunology, Hepatology and Dermatology	1 539	1 081	42	38

Respiratory
Ultibro Breezhaler	222	190	17	7

Seebri Breezhaler	77	72	7	-1

Onbrez Breezhaler	54	56	-4	-9

Subtotal COPD[2] portfolio	353	318	11	2

Xolair [3]	516	428	21	13

Other	13	11	18	6

Total Respiratory	882	757	17	8

Cardio-Metabolic
Entresto	439	194	126	119

Other	10	7	43	38

Total Cardio-Metabolic	449	201	123	116

Established Medicines
Galvus Group	650	596	9	6

Diovan Group	509	482	6	2

Exforge Group	498	467	7	1

Neoral/Sandimmun(e)	235	238	-1	-6

Voltaren/Cataflam	229	228	0	-3

Zortress/Certican	224	191	17	12

Other	1 368	1 488	-8	-11

Total Established Medicines	3 713	3 690	1	-3

Total Pharmaceuticals business unit	10 650	9 672	10	6

Total Division net sales	17 274	15 602	11	7

[1] Restated to reflect the product transfers between Innovative Medicines and Alcon divisions announced on October 24, 2017 and January 24, 2018.
[2] Chronic Obstructive Pulmonary Disease
[3] Net sales reflect Xolair sales for all indications (e.g. including Xolair SAA and Xolair CSU, which is managed by the Immunology, Hepatology and Dermatology franchise).
[4] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 54.

nm = not meaningful
Sandoz net sales by business franchise – Second quarter
	Q2 2018 USD m	Q2 2017 USD m

Retail Generics [1]	1 955	2 067

Biopharmaceuticals	363	260

Anti-Infectives	145	124

Total Division net sales	2 463	2 451

[1] Of which USD 187 million (2017: USD 195 million) represents Anti-Infectives sold under Sandoz name.
Sandoz net sales by business franchise – First half
	H1 2018 USD m	H1 2017 USD m

Retail Generics [1]	3 997	4 105

Biopharmaceuticals	698	534

Anti-Infectives	285	242

Total Division net sales	4 980	4 881

[1] Of which USD 417 million (2017: USD 424 million) represents Anti-Infectives sold under Sandoz name.
Alcon net sales by business franchise – Second quarter
	Q2 2018	Q2 2017 restated [1]
	USD m	USD m

Surgical
Consumables	578	538

Implantables	298	260

Equipment/Other	154	140

Total Surgical	1 030	938

Vision Care
Contact lenses	478	456

Ophthalmic OTC	176	177

Contact lens care	135	136

Total Vision Care	789	769

Total Division net sales	1 819	1 707

[1] Restated to reflect the product transfers between Innovative Medicines and Alcon divisions, announced on October 24, 2017 and January 24, 2018.
Alcon net sales by business franchise – First half
	H1 2018	H1 2017 restated [1]
	USD m	USD m

Surgical
Consumables	1 119	1 032

Implantables	577	494

Equipment/Other	311	274

Total Surgical	2 007	1 800

Vision Care
Contact lenses	987	909

Ophthalmic OTC	345	335

Contact lens care	259	254

Total Vision Care	1 591	1 498

Total Division net sales	3 598	3 298

[1] Restated to reflect the product transfers between Innovative Medicines and Alcon divisions, announced on October 24, 2017 and January 24, 2018.
Net sales of the top 20 Innovative Medicines products in 2018 – Second quarter
			US		Rest of world		Total

Brands	Business Franchise	Indication	USD m	% change in constant currencies [2]	USD m	% change in constant currencies [2]	USD m	% change in USD	% change in constant currencies [2]

Gilenya	Neuroscience	Relapsing multiple sclerosis	468	-2	398	6	866	3	1

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis and psoriatic arthritis	409	33	292	53	701	43	40

Lucentis	Ophthalmology	Age-related macular degeneration			515	4	515	8	4

Tasigna	Oncology	Chronic myeloid leukemia	219	6	269	2	488	5	4

Gleevec/Glivec	Oncology	Chronic myeloid leukemia and GIST	109	-39	307	-10	416	-18	-20

Sandostatin	Oncology	Carcinoid tumors and Acromegaly	208	0	191	-4	399	-1	-2

Afinitor/Votubia	Oncology	Breast cancer / TSC	242	15	166	-7	408	6	5

Galvus Group	Established Medicines	Diabetes			332	7	332	7	7

Tafinlar + Mekinist	Oncology	Melanoma	115	34	169	25	284	31	28

Exjade/Jadenu	Oncology	Chronic iron overload	137	5	152	8	289	8	6

Promacta/Revolade	Oncology	Immune thrombocytopenic purpura	147	35	145	42	292	39	38

Xolair [1]	Respiratory	Asthma			261	12	261	15	12

Diovan Group	Established Medicines	Hypertension	20	-5	224	0	244	2	0

Exforge Group	Established Medicines	Hypertension	5	0	245	2	250	5	2

Jakavi	Oncology	Myelofibrosis			239	24	239	28	24

Entresto	Cardio-Metabolic	Chronic Heart Failure	129	95	110	145	239	117	113

Votrient	Oncology	Renal cell carcinoma	108	1	111	11	219	7	6

Travoprost Group	Ophthalmology	Reduction of elevated intraocular pressure	50	2	84	-13	134	-6	-7

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and Gout)	61	30	71	38	132	35	34

Neoral/Sandimmun(e)	Immunology, Hepatology and Dermatology	Transplantation	7	-30	113	-5	120	-2	-6

Top 20 products total			2 434	10	4 394	9	6 828	11	9

Rest of portfolio			589	4	1 459	2	2 048	5	3

Total Division sales			3 023	9	5 853	7	8 876	10	8

[1] Net sales reflect Xolair sales for all indications (e.g. including Xolair SAA and Xolair CSU, which is managed by the Immunology, Hepatology and Dermatology franchise).
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 54.
Net sales of the top 20 Innovative Medicines products in 2018 – First half
			US		Rest of world		Total

Brands	Business Franchise	Indication	USD m	% change in constant currencies [2]	USD m	% change in constant currencies [2]	USD m	% change in USD	% change in constant currencies [2]

Gilenya	Neuroscience	Relapsing multiple sclerosis	884	4	803	5	1 687	8	5

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis and psoriatic arthritis	728	29	553	53	1 281	42	38

Lucentis	Ophthalmology	Age-related macular degeneration			1 035	5	1 035	12	5

Tasigna	Oncology	Chronic myeloid leukemia	417	8	537	4	954	9	6

Gleevec/Glivec	Oncology	Chronic myeloid leukemia and GIST	219	-39	589	-20	808	-23	-26

Sandostatin	Oncology	Carcinoid tumors and Acromegaly	404	-3	395	1	799	1	-1

Afinitor/Votubia	Oncology	Breast cancer / TSC	454	16	329	-8	783	7	5

Galvus Group	Established Medicines	Diabetes			650	6	650	9	6

Tafinlar + Mekinist	Oncology	Melanoma	218	37	333	26	551	37	31

Exjade/Jadenu	Oncology	Chronic iron overload	253	4	297	4	550	7	4

Promacta/Revolade	Oncology	Immune thrombocytopenic purpura	271	36	278	43	549	43	39

Xolair [1]	Respiratory	Asthma			516	13	516	21	13

Diovan Group	Established Medicines	Hypertension	41	-7	468	2	509	6	2

Exforge Group	Established Medicines	Hypertension	9	-44	489	3	498	7	1

Jakavi	Oncology	Myelofibrosis			473	27	473	36	27

Entresto	Cardio-Metabolic	Chronic Heart Failure	238	93	201	165	439	126	119

Votrient	Oncology	Renal cell carcinoma	212	8	221	12	433	13	10

Travoprost Group	Ophthalmology	Reduction of elevated intraocular pressure	98	-8	160	-17	258	-11	-14

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and Gout)	117	31	141	49	258	43	40

Neoral/Sandimmun(e)	Immunology, Hepatology and Dermatology	Transplantation	16	-20	219	-5	235	-1	-6

Top 20 products total			4 579	10	8 687	8	13 266	13	9

Rest of portfolio			1 096	-1	2 912	0	4 008	4	0

Total Division sales			5 675	8	11 599	6	17 274	11	7

[1] Net sales reflect Xolair sales for all indications (e.g. including Xolair SAA and Xolair CSU, which is managed by the Immunology, Hepatology and Dermatology franchise).
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 54.
Segmentation – Other revenue – Second quarter
	Innovative Medicines		Sandoz		Alcon		Corporate		Group

(USD millions)	Q2 2018	Q2 2017	Q2 2018	Q2 2017	Q2 2018	Q2 2017	Q2 2018	Q2 2017	Q2 2018	Q2 2017

Profit sharing income	170	153	1	1					171	154

Royalty income	42	46	2	6		1	3	22	47	75

Milestone income	70	11	2						72	11

Other [1]	3	10	1	2					4	12

Total other revenues	285	220	6	9		1	3	22	294	252

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.

Segmentation – Other revenue – First half
	Innovative Medicines		Sandoz		Alcon		Corporate		Group

(USD millions)	H1 2018	H1 2017	H1 2018	H1 2017	H1 2018	H1 2017	H1 2018	H1 2017	H1 2018	H1 2017

Profit sharing income	330	312	1	2					331	314

Royalty income	85	87	3	13		1	11	41	99	142

Milestone income	78	19	3						81	19

Other [1]	15	19	3	4					18	23

Total other revenues	508	437	10	19		1	11	41	529	498

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.